Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 07, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000799295
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 07, 2012
Dreyfus/Newton International Equity Fund (Prospectus Summary) | Dreyfus/Newton International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NIEAX
Dreyfus/Newton International Equity Fund (Prospectus Summary) | Dreyfus/Newton International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NIECX
Dreyfus/Newton International Equity Fund (Prospectus Summary) | Dreyfus/Newton International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNIEX